Accumulated Other Comprehensive Loss - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Comprehensive income (loss)	$ 13.6	$ 13.6
Reclassified Comprehensive income (loss), Before tax	0.1	0.2
Other comprehensive income Pension liability, tax expense	$ 5.2	$ 4.2